SCHEDULE OF GOVERNMENT SUBSIDY RECEIVED AND RELATED ACCOUNTING TREATMENT (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Government grant	$ 124,685	$ 375,995		¥ 882,902	¥ 2,530,353
Small Loan Interest Subsidy [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Government grant	$ 2,707
[custom:TypeOfGovernmentSubsidies]	Small loan interest subsidy
[custom:GovernmentSubsidyAccountingTreatment]	The government subsidy received is recognized as government grant income for the expenses incurred for the specific purposes.
Investment Promotion Subsidy [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Government grant	$ 114,390	$ 322,340
[custom:TypeOfGovernmentSubsidies]	Investment promotion subsidy	Investment promotion subsidy
[custom:GovernmentSubsidyAccountingTreatment]	The government subsidy is recognized as government grant income when the amounts are received and conditions are met.	The government subsidy is recognized as government grant income when the amounts are received and conditions are met.
Others Subsidy [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Government grant	$ 7,588	$ 24,680
[custom:TypeOfGovernmentSubsidies]	Others (e.g. labor hiring subsidies)	Others (e.g. labor hiring subsidies)
[custom:GovernmentSubsidyAccountingTreatment]	The government subsidy received is recognized as government grant income for the expenses incurred for the specific purposes.	The government subsidy received is recognized as government grant income for the expenses incurred for the specific purposes.
Award for Patent and Research and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Government grant		$ 28,975
[custom:TypeOfGovernmentSubsidies]		Award for patent and R&D activities
[custom:GovernmentSubsidyAccountingTreatment]		The government subsidy received is recognized as government grant income for the expenses incurred for the specific purposes .